Financial instruments (Details) - Schedule of financial instruments and their carrying amounts - BRL (R$) R$ in Millions	Sep. 30, 2022	Dec. 31, 2021
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	R$ (45,136)
Net exposure	(26,226)	R$ (15,571)
Financial Assets Amortized Cost [Member] | Cash and cash equivalents [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial assets	4,210	2,550
Financial Assets Amortized Cost [Member] | Related parties - assets [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial assets	264	114
Financial Assets Amortized Cost [Member] | Trade receivables and other accounts receivable [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial assets	164	169
Fair Value Through Income [Member] | Financial instruments – hedge measured at fair value [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial assets	122	32
Fair Value Through Income [Member] | Borrowings and Financing Including Derivatives [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	(324)	(341)
Fair Value Through Income [Member] | Financial Instruments Fair Value Hedge Short Position [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	(17)	(36)
Fair Value Through Other Comprehensive Income [Member] | Accounts Receivable With Credit Card Companies And Sales Tickets [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial assets	341	155
Other Financial Liabilities Amortized Cost [Member] | Related Parties Liabilities [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	(1,422)	(368)
Other Financial Liabilities Amortized Cost [Member] | Trade Payables [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	(9,967)	(5,942)
Other Financial Liabilities Amortized Cost [Member] | Financing Through Acquisition Of Assets [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	(387)	(197)
Other Financial Liabilities Amortized Cost [Member] | Borrowings and Financing [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	(1,220)	(1,210)
Other Financial Liabilities Amortized Cost [Member] | Debentures and promissory notes [Member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	(10,574)	(6,446)
Other Financial Liabilities Amortized Cost [Member] | Lease liabilities [member]
Financial instruments (Details) - Schedule of financial instruments and their carrying amounts [Line Items]
Financial liabilities	R$ (7,416)	R$ (4,051)